Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Notional amount	£ 225,277	£ 205,172
Fair value assets	5,245	3,316
Fair value liabilities	1,419	1,448
Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	69,975	63,187
Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	155,302	141,985
Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	101,657	96,032
Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	53,645	45,953
Exchange Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	20,738	14,149
Exchange Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	1,758	1,482
Exchange Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	32,145	28,502
Interest Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	47,116	46,564
Interest Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	99,899	94,550
Interest Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	21,500	17,451
Equity and Credit Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	2,121	2,474
Equity and Credit Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Fair Value
Disclosure of detailed information about hedges [line items]
Fair value assets	5,245	3,316
Fair value liabilities	1,419	1,448
Fair Value | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	1,608	1,135
Fair value liabilities	693	675
Fair Value | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	5,303	3,395
Fair value liabilities	2,392	1,987
Fair Value | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,366	1,188
Fair value liabilities	2,246	1,490
Fair Value | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	3,937	2,207
Fair value liabilities	146	497
Fair Value | Exchange Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	624	134
Fair value liabilities	375	200
Fair Value | Exchange Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	148	166
Fair value liabilities	11	2
Fair Value | Exchange Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	3,370	2,023
Fair value liabilities	121	462
Fair Value | Interest Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	823	718
Fair value liabilities	216	315
Fair Value | Interest Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,218	1,022
Fair value liabilities	2,235	1,488
Fair Value | Interest Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	567	184
Fair value liabilities	25	35
Fair Value | Equity and Credit Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	161	283
Fair value liabilities	102	160
Fair Value | Equity and Credit Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	0	0
Fair value liabilities	0	0
Fair Value | Netting adjustments
Disclosure of detailed information about hedges [line items]
Fair value assets	(1,666)	(1,214)
Fair value liabilities	£ (1,666)	£ (1,214)